Income Taxes - Schedule of Income Before Provision for Income Taxes (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Examination [Line Items]
Losses before income taxes	$ 4,961,549	$ 5,971,470	$ 5,992,897
U.S. [Member]
Income Tax Examination [Line Items]
U.S.	0	0	0
Canada [Member]
Income Tax Examination [Line Items]
Canada	$ 4,961,549	$ 5,971,470	$ 5,992,897